Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Net income (loss)	$ (3,965,000)			$ 6,736,000
Successor [Member]
Revenues	44,986,000
Cost of product and services	(37,055,000)
Gross profit	7,931,000
Selling, general and administrative expense	(9,021,000)
Amortization	(1,536,000)
Operating income (loss)	(2,626,000)
Interest expense, net	(1,900,000)
Other (expense) income, net	(468,000)
Income (loss) before income taxes	(4,994,000)
Income taxes	1,029,000
Net income (loss)	(3,965,000)
Net income (loss) attributable to non-controlling interests	(219,000)
Net income (loss) attributable to shareholders	$ (3,746,000)
Weighted average shares outstanding
Basic	85,562,769
Diluted	85,562,769
Net earnings (loss) per share
Basic	$ (0.05)
Diluted	$ (0.05)
Predecessor [Member]
Net income (loss)		$ 1,283,000	$ 7,416,000	6,736,000	$ 10,258,000
Net income (loss) attributable to shareholders		$ 1,277,005	$ 7,381,009	$ 6,928,183	$ 10,209,599
Weighted average shares outstanding
Basic		348,524,566	342,250,000	348,524,566	342,250,000
Diluted		370,000,000	370,000,000	370,000,000	370,000,000
Net earnings (loss) per share
Basic		$ 0.00	$ 0.02	$ 0.02	$ 0.03
Diluted		$ 0.00	$ 0.02	$ 0.02	$ 0.03
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues		$ 60,185,000	$ 68,589,000	$ 137,027,000	$ 123,328,000
Cost of product and services		(46,070,000)	(50,418,000)	(104,242,000)	(92,171,000)
Gross profit		14,115,000	18,171,000	32,785,000	31,157,000
Selling, general and administrative expense		(10,469,000)	(7,642,000)	(19,969,000)	(15,338,000)
Amortization		(10,000)	(73,000)	(10,000)	(146,000)
Operating income (loss)		3,636,000	10,456,000	12,806,000	15,673,000
Interest expense, net		(1,265,000)	(1,700,000)	(4,090,000)	(3,273,000)
Other (expense) income, net		271,000	(297,000)	362,000	(188,000)
Income (loss) before income taxes		2,642,000	8,459,000	9,078,000	12,212,000
Income taxes		(1,359,000)	(1,043,000)	(2,342,000)	(1,954,000)
Net income (loss)		1,283,000	7,416,000	6,736,000	10,258,000
Net income (loss) attributable to non-controlling interests		(541,000)	(640,000)	(881,000)	(1,213,000)
Net income (loss) attributable to shareholders		$ 1,824,000	$ 8,056,000	$ 7,617,000	$ 11,471,000
Weighted average shares outstanding
Basic		348,524,566	342,250,000	348,524,566	342,250,000
Diluted		370,000,000	370,000,000	370,000,000	370,000,000
Net earnings (loss) per share
Basic		$ 0.00	$ 0.02	$ 0.02	$ 0.03
Diluted		$ 0.00	$ 0.02	$ 0.02	$ 0.03